Provisions - Schedule of Pension Plan Balances Movements (Detail) - Pension plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [line items]
Beginning balance	$ 31,531	$ 35,166
Interest expense on obligation	1,606	1,911
Payments	(3,238)	(3,260)
Actuarial losses (gains)	(3,389)	885
Exchange differences	379	(3,171)
Ending balance	$ 26,889	$ 31,531